Baron Asset Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (96.48%)
Communication Services (1.89%)
	Advertising (0.61%)
594,000	The Trade Desk, Inc., Cl A [1]	$11,554,017	$26,629,020

	Cable & Satellite (0.31%)
175,000	Liberty Broadband Corporation, Cl C [1]	12,253,925	13,347,250

	Interactive Media & Services (0.97%)
1,398,709	ZoomInfo Technologies, Inc. [1]	30,281,101	42,115,128

Total Communication Services		54,089,043	82,091,398

Consumer Discretionary (6.41%)
	Automobile Manufacturers (0.18%)
425,305	Rivian Automotive, Inc., Cl A [1]	33,173,790	7,838,371

	Home Improvement Retail (0.37%)
230,000	Floor & Decor Holdings, Inc., Cl A [1]	20,284,647	16,014,900

	Hotels, Resorts & Cruise Lines (2.55%)
546,442	Choice Hotels International, Inc.	5,198,084	61,551,227
543,233	Hyatt Hotels Corp., Cl A [1]	16,817,762	49,135,425

		22,015,846	110,686,652

	Leisure Facilities (3.31%)
603,538	Vail Resorts, Inc.	11,683,688	143,853,282

Total Consumer Discretionary		87,157,971	278,393,205

Financials (14.25%)
	Asset Management & Custody Banks (0.60%)
237,514	T. Rowe Price Group, Inc.	5,729,987	25,903,277

	Financial Exchanges & Data (5.52%)
370,725	FactSet Research Systems, Inc.	19,898,420	148,738,577
201,267	MarketAxess Holdings, Inc.	21,743,183	56,131,354
30,000	MSCI, Inc.	7,783,774	13,955,100
326,189	Tradeweb Markets, Inc., Cl A	11,978,713	21,179,452

		61,404,090	240,004,483
	Insurance Brokers (0.89%)
158,421	Willis Towers Watson PLC [2]	19,439,430	38,746,608

	Investment Banking & Brokerage (3.45%)
1,750,936	The Charles Schwab Corp.	1,542,900	145,782,931
19,000	LPL Financial Holdings, Inc.	4,376,048	4,107,230

		5,918,948	149,890,161

	Property & Casualty Insurance (3.18%)
2,203,444	Arch Capital Group Ltd. [1,2]	7,933,936	138,332,214

	Regional Banks (0.61%)
216,421	First Republic Bank	5,518,736	26,379,556

Total Financials		105,945,127	619,256,299

Shares		Cost	Value
Common Stocks (continued)
Health Care (25.23%)
	Biotechnology (0.51%)
58,366	argenx SE, ADR [1,2]	$18,854,201	$22,110,792

	Health Care Equipment (8.78%)
682,000	DexCom, Inc. [1]	54,311,293	77,229,680
673,630	IDEXX Laboratories, Inc. [1]	12,186,829	274,814,095
118,644	Teleflex, Inc.	19,087,390	29,617,101

		85,585,512	381,660,876

	Health Care Supplies (1.64%)
215,418	The Cooper Companies, Inc.	36,713,299	71,232,270

	Health Care Technology (1.71%)
459,386	Veeva Systems, Inc., Cl A [1]	27,115,596	74,135,713

	Life Sciences Tools & Services (12.59%)
1,599,944	Bio-Techne Corporation	39,595,545	132,603,359
160,000	ICON plc [1,2]	34,229,795	31,080,000
212,552	Illumina, Inc. [1]	9,061,707	42,978,014
181,117	Mettler-Toledo International, Inc. [1]	10,795,784	261,795,568
334,404	West Pharmaceutical Services, Inc.	14,419,530	78,701,981

		108,102,361	547,158,922

Total Health Care		276,370,969	1,096,298,573

Industrials (13.25%)
	Environmental & Facilities Services (1.38%)
1,643,418	Rollins, Inc.	24,597,482	60,050,493

	Industrial Machinery (1.79%)
340,760	IDEX Corporation	24,525,881	77,805,731

	Research & Consulting Services (10.08%)
2,439,930	CoStar Group, Inc. [1]	59,005,227	188,557,790
1,438,500	TransUnion	77,172,718	81,634,875
951,206	Verisk Analytics, Inc.	23,582,787	167,811,763

		159,760,732	438,004,428

Total Industrials		208,884,095	575,860,652

Information Technology (30.94%)
	Application Software (13.05%)
571,856	ANSYS, Inc. [1]	20,310,482	138,154,691
166,026	Aspen Technology, Inc. [1]	30,241,636	34,101,741
1,636,093	Ceridian HCM Holding, Inc. [1]	64,026,865	104,955,366
150,000	Fair Isaac Corp. [1]	63,616,939	89,787,000
1,421,809	Guidewire Software, Inc. [1]	77,473,157	88,948,371
257,192	Roper Technologies, Inc.	26,184,327	111,130,091

		281,853,406	567,077,260

	Data Processing & Outsourced Services (1.67%)
474,217	Fidelity National Information Services, Inc.	26,725,944	32,175,623
771,076	SS&C Technologies Holdings, Inc.	20,933,204	40,142,217

		47,659,148	72,317,840

	Electronic Components (1.58%)
900,000	Amphenol Corp., Cl A	42,881,684	68,526,000

See Notes to Schedules of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Internet Services & Infrastructure (2.80%)
592,103	Verisign, Inc. [1]	$27,318,889	$121,641,640

	IT Consulting & Other Services (10.21%)
50,000	EPAM Systems, Inc. [1]	24,927,247	16,387,000
1,271,323	Gartner, Inc. [1]	27,028,517	427,342,513

		51,955,764	443,729,513

	Technology Distributors (1.63%)
397,363	CDW Corp.	26,228,965	70,961,085

Total Information Technology		477,897,856	1,344,253,338

Real Estate (4.51%)
	Real Estate Services (0.96%)
542,323	CBRE Group, Inc., Cl A [1]	6,067,334	41,737,178

	Specialized REITs (3.55%)
175,000	Alexandria Real Estate Equities, Inc. [4]	26,236,333	25,492,250
65,416	Equinix, Inc.	4,258,856	42,849,443
306,856	SBA Communications Corp.	7,734,439	86,014,805

		38,229,628	154,356,498

Total Real Estate		44,296,962	196,093,676

Total Common Stocks		1,254,642,023	4,192,247,141

Private Common Stocks (0.51%)
Consumer Discretionary (0.51%)
	Internet & Direct Marketing Retail (0.51%)
197,613	StubHub Holdings, Inc., Cl A [1,3,4,6]	50,000,041	22,138,584

Private Preferred Stocks (1.63%)
Industrials (1.63%)
	Aerospace & Defense (1.63%)
96,298	Space Exploration Technologies Corp., Cl N [1,3,4,6]	26,000,460	70,839,647

Principal Amount		Cost	Value
Short Term Investments (1.21%)
$52,506,487	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/30/2022, 3.85% due 1/3/2023; Proceeds at maturity $52,528,948; (Fully Collateralized by $30,090,700 U.S.Treasury Note, 3.25% due 6/30/2029 Market value – $28,884,725 and $10,000,000 U.S. Treasury Note, 3.875% due 11/30/2029 Market value) – $10,000,687 and $17,235,000 U.S. Treasury Note, 1.875% due 02/15/2032 Market value – $14,671,294) [5]	$52,506,487	$52,506,487

Total Investments (99.83%)		$1,383,149,011	4,337,731,859

Cash and Other Assets Less Liabilities (0.17%)			7,469,543

Net Assets			$4,345,201,402

Retail Shares (Equivalent to $86.84 per share based on 23,138,578 shares outstanding)			$2,009,337,519

Institutional Shares (Equivalent to $91.69 per share based on 23,863,773 shares outstanding)			$2,188,179,128

R6 Shares (Equivalent to $91.67 per share based on 1,611,051 shares outstanding)			$147,684,755

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At December 31, 2022, the market value of restricted and fair valued securities amounted to $92,978,231 or 2.14% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (100.59%)
Communication Services (5.92%)
	Alternative Carriers (5.92%)
7,890,000	Iridium Communications, Inc. [4]	$48,629,515	$405,546,000

Consumer Discretionary (18.77%)
	Casinos & Gaming (3.47%)
440,000	Boyd Gaming Corporation	11,056,072	23,993,200
4,910,000	Penn Entertainment, Inc. [1]	50,657,816	145,827,000
1,695,000	Red Rock Resorts, Inc., Cl A	30,919,576	67,816,950

		92,633,464	237,637,150

	Education Services (1.03%)
1,115,000	Bright Horizons Family Solutions, Inc. [1]	35,080,904	70,356,500

	Hotels, Resorts & Cruise Lines (7.32%)
2,965,000	Choice Hotels International, Inc. [4]	71,648,874	333,977,600
1,250,000	Marriott Vacations Worldwide Corp.	66,814,800	168,237,500

		138,463,674	502,215,100

	Leisure Facilities (6.95%)
2,000,000	Vail Resorts, Inc.	56,102,209	476,700,000

Total Consumer Discretionary		322,280,251	1,286,908,750

Financials (39.21%)
	Asset Management & Custody Banks (2.49%)
1,685,000	The Carlyle Group, Inc.	34,374,519	50,280,400
1,860,000	Cohen & Steers, Inc.	40,191,523	120,081,600

		74,566,042	170,362,000

	Financial Exchanges & Data (20.41%)
1,200,000	FactSet Research Systems, Inc.	59,954,575	481,452,000
930,000	Morningstar, Inc.	18,953,575	201,428,700
1,540,000	MSCI, Inc.	28,503,285	716,361,800

		107,411,435	1,399,242,500

	Investment Banking & Brokerage (0.77%)
450,000	Houlihan Lokey, Inc.	19,625,873	39,222,000
350,000	Moelis & Co., Cl A	5,215,059	13,429,500

		24,840,932	52,651,500
	Life & Health Insurance (3.10%)
1,500,000	Primerica, Inc.	31,190,715	212,730,000

	Property & Casualty Insurance (12.15%)
9,105,000	Arch Capital Group Ltd. [1,2]	28,404,480	571,611,900
1,000,000	Kinsale Capital Group, Inc.	35,007,763	261,520,000

		63,412,243	833,131,900

	Thrifts & Mortgage Finance (0.29%)
520,000	Essent Group Ltd. [2]	14,300,210	20,217,600

Total Financials		315,721,577	2,688,335,500

Health Care (10.72%)
	Health Care Equipment (3.21%)
540,000	IDEXX Laboratories, Inc. [1]	7,568,743	220,298,400

	Health Care Supplies (0.43%)
1,829,564	Figs, Inc., Cl A [1]	19,728,364	12,312,965
1,147,434	Neogen Corp. [1]	13,141,411	17,475,420

		32,869,775	29,788,385

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Life Sciences Tools & Services (6.80%)
2,960,000	Bio-Techne Corporation	$38,883,322	$245,324,800
72,000	Mettler-Toledo International, Inc. [1]	3,293,302	104,072,400
495,000	West Pharmaceutical Services, Inc.	16,833,686	116,498,250

		59,010,310	465,895,450

	Pharmaceuticals (0.28%)
598,076	Dechra Pharmaceuticals PLC (United Kingdom)[2,6]	18,422,044	18,851,247

Total Health Care		117,870,872	734,833,482

Industrials (6.90%)
	Building Products (0.71%)
1,150,000	Trex Co., Inc. [1]	10,329,303	48,679,500

	Environmental & Facilities Services (0.10%)
950,000	BrightView Holdings, Inc. [1]	11,465,197	6,545,500

	Industrial Machinery (0.21%)
4,275,000	Marel hf (Netherlands)[2]	18,281,671	14,735,273

	Research & Consulting Services (5.88%)
5,215,000	CoStar Group, Inc. [1]	21,784,904	403,015,200

Total Industrials		61,861,075	472,975,473

Information Technology (12.54%)
	Application Software (4.87%)
725,000	Altair Engineering, Inc., Cl A [1]	11,330,019	32,965,750
1,000,000	ANSYS, Inc. [1]	22,816,668	241,590,000
945,000	Guidewire Software, Inc. [1]	28,784,151	59,119,200

		62,930,838	333,674,950

	Electronic Components (0.19%)
60,000	Littelfuse, Inc.	6,452,400	13,212,000

	IT Consulting & Other Services (7.48%)
1,525,000	Gartner, Inc. [1]	21,222,737	512,613,500

Total Information Technology		90,605,975	859,500,450

Real Estate (6.53%)
	Diversified REITs (0.08%)
200,000	American Assets Trust, Inc.	3,350,428	5,300,000

	Office REITs (0.76%)
3,340,000	Douglas Emmett, Inc.	28,956,081	52,371,200

	Specialized REITs (5.69%)
750,000	Alexandria Real Estate Equities, Inc. [5]	26,054,963	109,252,500
5,385,000	Gaming and Leisure Properties, Inc.	114,093,295	280,504,650

		140,148,258	389,757,150

Total Real Estate		172,454,767	447,428,350

Total Common Stocks		1,129,424,032	6,895,528,005

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2022 (UNAUDITED)

Shares		Cost	Value
Private Convertible Preferred Stocks (0.48%)
Industrials (0.22%)
	Electrical Components & Equipment (0.22%)
59,407,006	Northvolt AB (Sweden) [2,3,5,7]	$9,374,989	$15,099,241

Materials (0.26%)
	Fertilizers & Agricultural Chemicals (0.26%)
341,838	Farmers Business Network, Inc., Series F [1,2,3,5,7]	11,300,002	12,275,403
80,440	Farmers Business Network, Inc., Series G [1,2,3,5,7]	5,000,000	5,297,778

Total Materials		16,300,002	17,573,181

Total Private Convertible Preferred Stocks		25,674,991	32,672,422

Warrants (0.00%)
Consumer Discretionary (0.00%)
	Hotels, Resorts & Cruise Lines (0.00%)
96,515	OneSpaWorld Holdings Ltd. Warrants, Exp 3/19/2024 [1]	0	120,644

Total Investments (101.07%)		$1,155,099,023	6,928,321,071

Liabilities Less Cash and Other Assets (-1.07%)			(73,016,303)

Net Assets			$6,855,304,768

Retail Shares (Equivalent to $84.99 per share based on 25,806,202 shares outstanding)			$2,193,348,088

Institutional Shares (Equivalent to $89.49 per share based on 50,012,011 shares outstanding)			$4,475,507,109

R6 Shares (Equivalent to $89.50 per share based on 2,083,278 shares outstanding)			$186,449,571

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At December 31, 2022, the market value of restricted and fair valued securities amounted to $32,672,422 or 0.48% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	See Note 6 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (95.89%)
Communication Services (5.05%)
	Advertising (0.86%)
750,000	The Trade Desk, Inc., Cl A [1]	$2,662,500	$33,622,500

	Cable & Satellite (1.15%)
75,000	Liberty Broadband Corporation, Cl A [1]	298,828	5,688,750
200,000	Liberty Broadband Corporation, Cl C [1]	772,163	15,254,000
625,000	Liberty Media Corp.-Liberty SiriusXM, Cl C [1]	1,322,732	24,456,250

		2,393,723	45,399,000

	Movies & Entertainment (3.04%)
1,200,000	Liberty Media Corporation-Liberty Formula One, Cl C [1]	21,262,385	71,736,000
150,000	Madison Square Garden Entertainment Corp. [1]	2,346,185	6,745,500
225,000	Madison Square Garden Sports Corp. [1]	8,416,556	41,249,250

		32,025,126	119,730,750

Total Communication Services		37,081,349	198,752,250

Consumer Discretionary (15.02%)
	Auto Parts & Equipment (0.24%)
4,500,000	Holley, Inc. [1]	37,719,254	9,540,000

	Casinos & Gaming (3.58%)
875,000	DraftKings, Inc., Cl A [1]	11,187,787	9,966,250
700,000	Penn Entertainment, Inc. (formerly, Penn National Gaming, Inc.) [1]	12,320,393	20,790,000
2,750,000	Red Rock Resorts, Inc., Cl A	75,439,769	110,027,500

		98,947,949	140,783,750

	Education Services (1.20%)
750,000	Bright Horizons Family Solutions, Inc. [1]	29,824,721	47,325,000

	Home Improvement Retail (2.48%)
1,400,000	Floor & Decor Holdings, Inc., Cl A [1]	55,967,953	97,482,000

	Homebuilding (2.72%)
1,249,262	Installed Building Products, Inc.	65,269,095	106,936,827

	Hotels, Resorts & Cruise Lines (0.10%)
1,000,000	Membership Collective Group, Inc., Cl A [1]	13,900,478	3,740,000

	Leisure Facilities (2.00%)
1,000,000	Planet Fitness, Inc., Cl A [1]	41,366,076	78,800,000

	Restaurants (1.81%)
2,250,000	The Cheesecake Factory, Inc.	62,520,432	71,347,500

	Specialized Consumer Services (0.89%)
2,800,000	European Wax Center, Inc., Cl A [1]	53,348,102	34,860,000

Total Consumer Discretionary		458,864,060	590,815,077

Shares		Cost	Value
Common Stocks (continued)
Consumer Staples (2.12%)
	Packaged Foods & Meats (1.31%)
3,250,000	UTZ Brands, Inc.	$52,114,568	$51,545,000

	Personal Products (0.81%)
3,500,000	The Beauty Health Co. [1]	50,004,368	31,850,000

Total Consumer Staples		102,118,936	83,395,000

Financials (6.69%)
	Insurance Brokers (1.98%)
3,100,000	BRP Group, Inc., Cl A [1]	50,723,405	77,934,000

	Investment Banking & Brokerage (1.39%)
625,000	Houlihan Lokey, Inc.	28,909,333	54,475,000

	Property & Casualty Insurance (3.32%)
500,000	Kinsale Capital Group, Inc.	72,425,816	130,760,000

Total Financials		152,058,554	263,169,000

Health Care (13.77%)
	Health Care Equipment (5.64%)
1,000,000	Axonics, Inc. [1]	35,459,918	62,530,000
580,000	DexCom, Inc. [1]	1,922,936	65,679,200
60,000	IDEXX Laboratories, Inc. [1]	829,217	24,477,600
275,000	Inspire Medical Systems, Inc. [1]	17,045,222	69,267,000

		55,257,293	221,953,800
	Health Care Supplies (0.87%)
2,250,000	Neogen Corp. [1]	31,648,338	34,267,500

	Life Sciences Tools & Services (4.65%)
700,000	ICON plc [1,2]	38,492,341	135,975,000
32,500	Mettler-Toledo International, Inc. [1]	1,571,421	46,977,125

		40,063,762	182,952,125

	Managed Health Care (1.79%)
800,000	HealthEquity, Inc. [1]	13,208,487	49,312,000
675,000	Progyny, Inc. [1]	22,959,593	21,026,250

		36,168,080	70,338,250

	Pharmaceuticals (0.82%)
1,020,000	Dechra Pharmaceuticals PLC (United Kingdom) [2,4]	28,920,686	32,150,215

Total Health Care		192,058,159	541,661,890

Industrials (27.09%)
	Aerospace & Defense (3.94%)
2,200,000	Kratos Defense & Security Solutions, Inc. [1]	32,701,507	22,704,000
1,200,000	Mercury Systems, Inc. [1]	37,862,063	53,688,000
125,000	TransDigm Group, Inc. [1]	0	78,706,250

		70,563,570	155,098,250

	Building Products (2.25%)
5,500,000	Janus International Group, Inc. [1]	54,266,533	52,360,000
850,000	Trex Co., Inc. [1]	34,405,324	35,980,500

		88,671,857	88,340,500

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Diversified Support Services (1.58%)
2,275,000	Driven Brands Holdings, Inc. [1]	$57,328,359	$62,130,250

	Electrical Components & Equipment (3.78%)
1,800,000	Shoals Technologies Group, Inc., Cl A [1]	29,324,283	44,406,000
7,650,000	Vertiv Holdings Co.	78,901,960	104,499,000

		108,226,243	148,905,000

	Environmental & Facilities Services (1.52%)
450,000	Waste Connections, Inc. [2]	19,650,000	59,652,000

	Human Resource & Employment Services (4.95%)
1,750,000	ASGN, Inc. [1]	55,248,586	142,590,000
4,000,000	First Advantage Corp. [1]	65,399,826	52,000,000

		120,648,412	194,590,000

	Industrial Machinery (4.70%)
650,000	Chart Industries, Inc. [1]	88,995,122	74,899,500
550,000	John Bean Technologies Corp.	48,810,954	50,231,500
285,000	RBC Bearings, Incorporated [1]	34,467,037	59,664,750

		172,273,113	184,795,750

	Research & Consulting Services (0.74%)
3,500,000	Clarivate PLC [1,2]	39,366,721	29,190,000

	Trading Companies & Distributors (3.63%)
2,750,000	Hillman Solutions Corp. [1,3]	30,926,187	19,827,500
1,050,000	SiteOne Landscape Supply, Inc. [1]	57,097,581	123,186,000

		88,023,768	143,013,500

Total Industrials		764,752,043	1,065,715,250

Information Technology (21.97%)
	Application Software (9.01%)
750,000	Altair Engineering, Inc., Cl A [1]	11,935,619	34,102,500
350,000	Aspen Technology, Inc. [1]	32,534,028	71,890,000
950,000	Ceridian HCM Holding, Inc. [1]	29,430,555	60,942,500
1,500,000	Clearwater Analytics Holdings, Inc., Cl A [1]	27,854,229	28,125,000
7,388,636	E2open Parent Holdings, Inc., Cl A [1]	72,231,889	43,371,293
1,225,000	Guidewire Software, Inc. [1]	31,269,358	76,636,000
700,000	Sprout Social, Inc., Cl A [1]	40,024,947	39,522,000

		245,280,625	354,589,293

	Data Processing & Outsourced Services (2.40%)
700,000	Nuvei Corp., 144A (Canada) [1,2]	19,394,958	17,787,000
3,900,000	Repay Holdings Corporation [1]	35,724,877	31,395,000
275,300	WEX, Inc. [1]	14,455,072	45,052,845

		69,574,907	94,234,845

	Electronic Equipment & Instruments (1.80%)
1,500,000	Cognex Corp.	25,832,809	70,665,000

	IT Consulting & Other Services (8.76%)
770,000	Endava plc, ADR [1,2]	25,677,665	58,905,000
750,000	Gartner, Inc. [1]	10,381,271	252,105,000
3,000,000	Grid Dynamics Holdings, Inc. [1]	36,322,597	33,660,000

		72,381,533	344,670,000

Total Information Technology		413,069,874	864,159,138

Shares		Cost	Value
Common Stocks (continued)
Materials (1.50%)
	Specialty Chemicals (1.50%)
1,750,000	Avient Corp.	$55,580,984	$59,080,000

Real Estate (2.68%)
	Specialized REITs (2.68%)
1,250,000	Americold Realty Trust, Inc. [3]	20,023,654	35,387,500
250,000	SBA Communications Corp.	1,006,880	70,077,500

Total Real Estate		21,030,534	105,465,000

Total Common Stocks		2,196,614,493	3,772,212,605

Principal Amount
Short Term Investments (4.10%)
$161,373,364	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/30/2022, 3.85% due 1/3/2023; Proceeds at maturity $161,442,396; (Fully Collateralized by $12,973,600 U.S. Treasury Bond, 2.375% due 2/15/2042 Market value – $9,976,997 and $60,433,600 U.S. Treasury Bond, 3.0% due 2/15/2048 Market value – $50,841,910 and $147,126,900 U.S. Treasury Bond, 2.25% due 2/15/2052 Market value – $103,781,991)[4]	161,373,364	161,373,364

Total Investments (99.99%)		$2,357,987,857	3,933,585,969

Cash and Other Assets Less Liabilities (0.01%)			208,849

Net Assets			$3,933,794,818

Retail Shares (Equivalent to $24.63 per share based on 45,998,989 shares outstanding)			$1,132,783,575

Institutional Shares (Equivalent to $26.48 per share based on 98,616,982 shares outstanding)			$2,611,120,386

R6 Shares (Equivalent to $26.47 per share based on 7,174,752 shares outstanding)			$189,890,857

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At December 31, 2022, the market value of Rule 144A securities amounted to $17,787,000 or 0.45% of net assets.

ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (93.70%)
Communication Services (14.94%)
	Advertising (1.24%)
210,510	The Trade Desk, Inc., Cl A [1]	$4,349,448	$9,437,163

	Interactive Home Entertainment (2.72%)
108,500	Electronic Arts, Inc.	12,253,641	13,256,530
71,700	Take-Two Interactive Software, Inc. [1]	7,538,545	7,466,121

		19,792,186	20,722,651

	Interactive Media & Services (9.46%)
559,000	Alphabet, Inc., Cl C [1]	30,410,115	49,600,070
25,500	Meta Platforms, Inc., Cl A [1]	3,036,590	3,068,670
648,369	ZoomInfo Technologies, Inc. [1]	20,114,816	19,522,391

		53,561,521	72,191,131

	Movies & Entertainment (1.52%)
516,000	Endeavor Group Holdings, Inc., Cl A [1]	12,384,000	11,630,640

Total Communication Services		90,087,155	113,981,585

Consumer Discretionary (10.23%)
	Automobile Manufacturers (4.88%)
614,183	Rivian Automotive, Inc., Cl A [1]	12,206,302	11,319,393
210,400	Tesla, Inc. [1]	13,523,451	25,917,072

		25,729,753	37,236,465

	Internet & Direct Marketing Retail (5.35%)
485,500	Amazon.com, Inc. [1]	29,742,116	40,782,000

Total Consumer Discretionary		55,471,869	78,018,465

Health Care (11.60%)
	Biotechnology (5.65%)
80,739	argenx SE, ADR [1,2]	4,143,502	30,586,355
124,561	Arrowhead Pharmaceuticals, Inc. [1]	2,494,474	5,052,194
382,000	Rocket Pharmaceuticals, Inc. [1]	7,228,464	7,475,740

		13,866,440	43,114,289
	Health Care Equipment (4.14%)
104,300	Edwards Lifesciences Corp. [1]	5,219,929	7,781,823
54,505	Intuitive Surgical, Inc. [1]	7,920,379	14,462,902
45,400	Shockwave Medical, Inc. [1]	2,236,335	9,334,694

		15,376,643	31,579,419

	Life Sciences Tools & Services (1.81%)
68,315	Illumina, Inc. [1]	11,957,854	13,813,293

Total Health Care		41,200,937	88,507,001

Industrials (3.42%)
	Research & Consulting Services (3.42%)
337,330	CoStar Group, Inc. [1]	13,497,332	26,068,862

Information Technology (52.29%)
	Application Software (8.11%)
199,570	Ceridian HCM Holding, Inc. [1]	9,380,036	12,802,416
87,500	Gitlab, Inc., Cl A [1,4]	3,730,936	3,976,000
172,100	Guidewire Software, Inc. [1]	4,837,836	10,766,576
10,800	HubSpot, Inc. [1]	3,570,527	3,122,604
52,000	ServiceNow, Inc. [1,4]	15,689,186	20,190,040
65,500	Workday, Inc., Cl A [1]	10,499,798	10,960,115

		47,708,319	61,817,751

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Data Processing & Outsourced Services (7.31%)
3,000	Adyen N.V., (Netherlands), 144A [1,2,5]	$2,422,754	$4,164,747
69,800	MasterCard Incorporated, Cl A	15,595,187	24,271,554
131,500	Visa, Inc., Cl A	21,184,506	27,320,440

		39,202,447	55,756,741

	Internet Services & Infrastructure (0.75%)
165,000	Shopify, Inc., Cl A [1,2]	4,970,682	5,727,150

	IT Consulting & Other Services (7.13%)
193,868	Endava plc, ADR [1,2]	6,503,238	14,830,902
117,587	Gartner, Inc. [1]	4,874,492	39,525,694

		11,377,730	54,356,596

	Semiconductor Equipment (1.53%)
21,300	ASML Holding N.V. [2]	10,043,235	11,638,320

	Semiconductors (8.40%)
173,000	Advanced Micro Devices, Inc. [1]	12,922,039	11,205,210
1,793,500	indie Semiconductor, Inc., Cl A [1]	12,356,509	10,456,105
26,200	Monolithic Power Systems, Inc.	10,450,028	9,264,582
226,900	NVIDIA Corp.	21,203,681	33,159,166

		56,932,257	64,085,063

	Systems Software (19.06%)
202,000	Cloudflare, Inc., Cl A [1,4]	8,494,557	9,132,420
77,623	Crowdstrike Holdings, Inc., Cl A [1]	5,534,067	8,172,926
109,000	Datadog, Inc., Cl A [1,4]	8,110,625	8,011,500
449,900	Microsoft Corporation	68,021,212	107,895,018
85,008	Snowflake, Inc., Cl A [1,4]	11,548,604	12,202,048

		101,709,065	145,413,912

Total Information Technology		271,943,735	398,795,533

Real Estate (1.22%)
	Specialized REITs (1.22%)
14,225	Equinix, Inc.	2,122,124	9,317,802

Total Common Stocks		474,323,152	714,689,248

Private Common Stocks (1.79%)
Communication Services (0.46%)
	Interactive Media & Services (0.46%)
5,000	X Holdings I, Inc. [1,3,4,6]	5,000,000	3,510,150

Industrials (1.33%)
	Aerospace & Defense (1.32%)
105,020	Space Exploration Technologies Corp., Cl A [1,3,4,6]	4,607,169	7,725,581
31,890	Space Exploration Technologies Corp., Cl C [1,3,4,6]	1,392,972	2,345,922

		6,000,141	10,071,503

	Trucking (0.01%)
3,571	GM Cruise Holdings LLC, Cl B [1,3,4,6]	103,563	81,101

Total Industrials		6,103,704	10,152,604

Total Private Common Stocks		11,103,704	13,662,754

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2022 (UNAUDITED)

Shares		Cost	Value
Private Convertible Preferred Stocks (1.03%)
Materials (1.03%)
	Fertilizers & Agricultural Chemicals (1.03%)
219,321	Farmers Business Network, Inc., Series F [1,3,4,6]	$7,250,007	$7,875,817

Private Preferred Stocks (2.63%)
Industrials (2.63%)
	Aerospace & Defense (1.79%)
18,519	Space Exploration Technologies Corp., Cl N [1,3,4,6]	5,000,130	13,623,122

	Trucking (0.84%)
266,956	GM Cruise Holdings, Cl G [1,3,4,6]	7,034,290	6,420,292

Total Private Preferred Stocks		12,034,420	20,043,414

Total Investments (99.15%)		$504,711,283	756,271,233

Cash and Other Assets Less Liabilities (0.85%)			6,476,844

Net Assets			$762,748,077

Retail Shares (Equivalent to $23.58 per share based on 17,116,684 shares outstanding)			$403,683,364

Institutional Shares (Equivalent to $25.05 per share based on 13,434,948 shares outstanding)			$336,541,310

R6 Shares (Equivalent to $25.08 per share based on 898,163 shares outstanding)			$22,523,403

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At December 31, 2022, the market value of restricted and fair valued securities amounted to $41,581,985 or 5.45% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At December 31, 2022, the market value of Rule 144A securities amounted to $4,164,747 or 0.55% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.26%)
Communication Services (7.24%)
	Advertising (1.53%)
111,955	The Trade Desk, Inc., Cl A [1]	$6,240,703	$5,018,943

	Interactive Media & Services (5.71%)
68,957	Meta Platforms Inc., Cl A [1]	3,249,172	8,298,285
348,023	ZoomInfo Technologies, Inc. [1]	12,177,461	10,478,973

		15,426,633	18,777,258

Total Communication Services		21,667,336	23,796,201

Consumer Discretionary (16.50%)
	Auto Parts & Equipment (1.52%)
142,119	Mobileye Global, Inc. [1]	2,984,499	4,982,692

	Automobile Manufacturers (4.56%)
269,547	Rivian Automotive, Inc., Cl A [1]	9,293,105	4,967,751
81,316	Tesla, Inc. [1]	22,320,493	10,016,505

		31,613,598	14,984,256

	Internet & Direct Marketing Retail (10.42%)
287,686	Amazon.com, Inc. [1]	2,726,880	24,165,624
11,905	MercadoLibre, Inc. [1]	6,864,818	10,074,487

		9,591,698	34,240,111

Total Consumer Discretionary		44,189,795	54,207,059

Health Care (17.06%)
	Biotechnology (4.43%)
38,426	argenx SE, ADR [1,2]	11,477,725	14,556,921

	Health Care Equipment (5.91%)
73,176	Intuitive Surgical, Inc. [1]	8,405,327	19,417,252

	Health Care Technology (3.81%)
77,581	Veeva Systems, Inc., Cl A [1]	5,455,270	12,520,022

	Life Sciences Tools & Services (2.91%)
47,327	Illumina, Inc. [1]	5,397,461	9,569,519

Total Health Care		30,735,783	56,063,714

Information Technology (57.46%)
	Application Software (9.24%)
37,124	Atlassian Corp. Ltd., Cl A [1,2]	9,645,002	4,777,116
95,457	Gitlab, Inc., Cl A [1,3]	6,546,377	4,337,566
54,748	ServiceNow, Inc. [1,3]	20,976,883	21,257,006

		37,168,262	30,371,688

	Data Processing & Outsourced Services (12.49%)
6,222	Adyen N.V., 144A (Netherlands) [1,2,5]	4,719,451	8,637,685
132,183	Block, Inc., Cl A [1]	7,792,845	8,306,380
69,304	MasterCard Incorporated, Cl A	4,567,695	24,099,080

		17,079,991	41,043,145

	Internet Services & Infrastructure (3.69%)
349,300	Shopify, Inc., Cl A [1,2]	11,987,349	12,124,203

	IT Consulting & Other Services (6.89%)
138,513	Endava plc, ADR [1,2]	15,076,498	10,596,244
36,739	EPAM Systems, Inc. [1]	2,823,520	12,040,840

		17,900,018	22,637,084

	Semiconductor Equipment (3.74%)
22,515	ASML Holding N.V. [2]	2,188,377	12,302,196

	Semiconductors (5.55%)
124,671	NVIDIA Corp.	19,445,139	18,219,420

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Systems Software (15.86%)
163,585	Cloudflare, Inc., Cl A [1,3]	$13,724,477	$7,395,678
114,467	Crowdstrike Holdings, Inc., Cl A [1]	9,838,034	12,052,230
189,945	Datadog, Inc., Cl A [1,3]	14,428,723	13,960,958
130,242	Snowflake, Inc., Cl A [1,3]	23,344,928	18,694,937

		61,336,162	52,103,803

Total Information Technology		167,105,298	188,801,539

Total Common Stocks		263,698,212	322,868,513

Private Common Stocks (1.20%)
Industrials (1.20%)
	Aerospace & Defense (1.20%)
41,330	Space Exploration Technologies Corp., Cl A [1,3,4,6]	1,932,253	3,040,357
12,240	Space Exploration Technologies Corp., Cl C [1,3,4,6]	567,691	900,410

Total Private Common Stocks		2,499,944	3,940,767

Private Preferred Stocks (0.98%)
Industrials (0.98%)
	Trucking (0.98%)
133,288	GM Cruise Holdings, Cl G [1,3,4,6]	3,512,139	3,205,577

Total Investments (100.44%)		$269,710,295	330,014,857

Liabilities Less Cash and Other Assets (-0.44%)			(1,430,524)

Net Assets			$328,584,333

Retail Shares (Equivalent to $26.68 per share based on 2,801,784 shares outstanding)			$74,743,869

Institutional Shares (Equivalent to $27.51 per share based on 8,519,011 shares outstanding)			$234,342,249

R6 Shares (Equivalent to $27.50 per share based on 708,969 shares outstanding)			$19,498,215

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]

At December 31, 2022, the market value of restricted and fair valued securities amounted to $7,146,344 or 2.17% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At December 31, 2022, the market value of Rule 144A securities amounted to $8,637,685 or 2.63% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (95.67%)
Communication Services (1.71%)
	Advertising (0.85%)
4,250,000	S4 Capital PLC (United Kingdom)[1,2,4]	$15,642,612	$9,717,628

	Movies & Entertainment (0.86%)
185,000	Liberty Media Corporation-Liberty Formula One, Cl A [1]	5,634,811	9,884,550

Total Communication Services		21,277,423	19,602,178

Consumer Discretionary (11.01%)
	Casinos & Gaming (4.19%)
735,000	Boyd Gaming Corporation	46,928,841	40,079,550
200,000	Red Rock Resorts, Inc., Cl A	5,295,927	8,002,000

		52,224,768	48,081,550

	Home Improvement Retail (2.40%)
395,000	Floor & Decor Holdings, Inc., Cl A [1]	14,885,596	27,503,850

	Homefurnishing Retail (0.58%)
25,000	RH [1]	6,360,989	6,679,750

	Restaurants (2.85%)
500,000	The Cheesecake Factory, Inc.	16,378,050	15,855,000
185,000	Texas Roadhouse, Inc.	15,924,197	16,825,750

		32,302,247	32,680,750

	Specialty Stores (0.99%)
1,200,000	Petco Health & Wellness Co., Inc. [1]	22,335,645	11,376,000

Total Consumer Discretionary		128,109,245	126,321,900

Consumer Staples (0.95%)
	Personal Products (0.95%)
1,200,000	The Beauty Health Co. [1]	12,467,467	10,920,000

Financials (5.87%)
	Insurance Brokers (1.31%)
600,007	BRP Group, Inc., Cl A [1]	10,721,831	15,084,176

	Property & Casualty Insurance (4.56%)
200,000	Kinsale Capital Group, Inc.	11,768,138	52,304,000

Total Financials		22,489,969	67,388,176

Health Care (19.52%)
	Health Care Equipment (10.06%)
637,982	Axonics, Inc. [1]	28,878,670	39,893,014
114,823	Inari Medical, Inc. [1]	4,216,755	7,298,150
822,985	Inogen, Inc. [1]	35,599,745	16,221,034
640,208	Silk Road Medical, Inc. [1,3]	27,145,351	33,834,993
4,060,000	ViewRay, Inc. [1]	20,943,587	18,188,800

		116,784,108	115,435,991

	Health Care Supplies (1.47%)
2,029,967	Cerus Corp. [1]	10,468,349	7,409,379
144,000	Establishment Labs Holdings, Inc. [1,2]	10,473,972	9,453,600

		20,942,321	16,862,979

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Health Care Technology (1.53%)
1,598,543	Definitive Healthcare Corp. [1]	$37,150,023	$17,567,988

	Life Sciences Tools & Services (3.33%)
1,639,029	CareDx, Inc. [1,3]	38,961,132	18,701,321
415,000	Maravai LifeSciences Holdings, Inc., Cl A [1]	6,158,580	5,938,650
573,790	Veracyte, Inc. [1,3]	14,716,344	13,616,037

		59,836,056	38,256,008

	Managed Health Care (1.07%)
393,279	Progyny, Inc. [1]	6,029,753	12,250,641

	Pharmaceuticals (1.63%)
1,011,732	Revance Therapeutics, Inc. [1]	19,945,596	18,676,573

	Semiconductor Equipment (0.43%)
85,000	Azenta, Inc. [1]	8,744,859	4,948,700

Total Health Care		269,432,716	223,998,880

Industrials (19.49%)
	Aerospace & Defense (8.05%)
251,095	Axon Enterprise, Inc. [1]	30,643,264	41,664,193
1,902,370	Kratos Defense & Security Solutions, Inc. [1]	30,828,261	19,632,459
696,300	Mercury Systems, Inc. [1]	33,548,862	31,152,462

		95,020,387	92,449,114

	Building Products (0.74%)
200,000	Trex Co., Inc. [1]	6,713,309	8,466,000

	Diversified Support Services (0.86%)
1,200,000	ACV Auctions, Inc., Cl A [1]	31,541,757	9,852,000

	Environmental & Facilities Services (2.32%)
599,642	Montrose Environmental Group, Inc. [1]	10,554,326	26,618,108

	Human Resource & Employment Services (1.44%)
202,400	ASGN, Inc. [1]	21,593,741	16,491,552

	Industrial Machinery (3.53%)
200,000	Chart Industries, Inc. [1]	27,220,567	23,046,000
93,105	Kornit Digital Ltd. [1,2]	1,149,033	2,138,622
1,705,185	Markforged Holding Corp. [1]	14,565,524	1,978,015
50,000	RBC Bearings, Inc. [1]	10,475,838	10,467,500
1,591,680	Velo3D, Inc. [1]	13,139,523	2,849,107

		66,550,485	40,479,244

	Trading Companies & Distributors (2.55%)
250,000	SiteOne Landscape Supply, Inc. [1]	19,438,947	29,330,000

Total Industrials		251,412,952	223,686,018

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (34.02%)
	Application Software (11.85%)
1,300,000	Alkami Technology, Inc. [1]	$35,756,836	$18,967,000
375,000	Ceridian HCM Holding, Inc. [1]	20,590,143	24,056,250
1,300,000	Clearwater Analytics Holdings, Inc., Cl A [1]	24,681,147	24,375,000
442,889	Gitlab, Inc., Cl A [1,3]	22,195,409	20,124,876
250,357	Guidewire Software, Inc. [1]	19,464,650	15,662,334
4,000,000	SmartRent, Inc. [1,3]	29,959,369	9,720,000
585,000	Smartsheet, Inc., Cl A [1]	20,479,845	23,025,600

		173,127,399	135,931,060

	Electronic Equipment & Instruments (5.52%)
425,321	Advanced Energy Industries, Inc.	30,735,779	36,484,035
54,131	Novanta, Inc. [1,2]	5,885,852	7,354,779
750,000	PAR Technology Corp. [1]	22,434,021	19,552,500

		59,055,652	63,391,314
	IT Consulting & Other Services (2.00%)
300,000	Endava plc, ADR [1,2]	7,125,604	22,950,000

	Semiconductor Equipment (2.39%)
490,800	Ichor Holdings Ltd. [1,2]	11,435,027	13,163,256
175,000	Nova Ltd. [1,2]	4,080,928	14,294,000

		15,515,955	27,457,256

	Semiconductors (4.22%)
725,000	Allegro MicroSystems, Inc. [1]	10,150,000	21,764,500
2,910,000	indie Semiconductor, Inc., Cl A [1]	27,712,225	16,965,300
2,750,000	Navitas Semiconductor Corp. [1]	24,385,564	9,652,500

		62,247,789	48,382,300

	Systems Software (8.04%)
1,894,900	Couchbase, Inc. [1,3]	44,495,903	25,126,374
68,200	CyberArk Software Ltd. [1,2]	8,529,182	8,842,130
430,775	Dynatrace, Inc. [1,3]	10,425,483	16,498,683
250,459	ForgeRock, Inc., Cl A [1,3]	6,261,475	5,702,951
189,000	Qualys, Inc. [1]	15,185,542	21,211,470
621,000	Varonis Systems, Inc. [1]	19,427,813	14,866,740

		104,325,398	92,248,348

Total Information Technology		421,397,797	390,360,278

Real Estate (3.10%)
	Industrial REITs (3.10%)
650,000	Rexford Industrial Realty, Inc.	31,657,136	35,516,000

Total Common Stocks		1,158,244,705	1,097,793,430

Principal Amount		Cost	Value
Short Term Investments (4.01%)
$46,009,562	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/30/2022, 3.85% due 1/3/2023; Proceeds at maturity $46,029,244; (Fully Collateralized by $48,889,200 U.S. Treasury Note, 3.25% due 6/30/2029 Market value – $46,929,819) [4]	$46,009,562	$46,009,562

Total Investments (99.68%)		$1,204,254,267	1,143,802,992

Cash and Other Assets Less Liabilities (0.32%)			3,621,716

Net Assets			$1,147,424,708

Retail Shares (Equivalent to $22.31 per share based on 6,278,557 shares outstanding)			$140,073,920

Institutional Shares (Equivalent to $22.85 per share based on 42,238,810 shares outstanding)			$965,158,380

R6 Shares (Equivalent to $22.85 per share based on 1,846,320 shares outstanding)			$42,192,408

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Durable Advantage Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2022 (UNAUDITED)

Shares		Cost	Value
Common Stocks (96.44%)
Communication Services (8.33%)
	Interactive Media & Services (8.33%)
19,160	Alphabet, Inc., Cl C [1]	$1,610,666	$1,700,067
20,888	Meta Platforms, Inc., Cl A [1]	2,973,236	2,513,662

Total Communication Services		4,583,902	4,213,729

Consumer Discretionary (4.82%)
	Internet & Direct Marketing Retail (4.82%)
29,070	Amazon.com, Inc. [1]	3,336,164	2,441,880

Consumer Staples (3.94%)
	Hypermarkets & Super Centers (2.82%)
3,129	Costco Wholesale Corp.	1,265,830	1,428,388

	Personal Products (1.12%)
2,280	The Estée Lauder Companies, Inc., Cl A	570,117	565,691

Total Consumer Staples		1,835,947	1,994,079

Financials (21.25%)
	Asset Management & Custody Banks (4.71%)
7,650	Blackstone, Inc.	774,720	567,554
10,871	Brookfield Asset Management Ltd., Cl A [1,2]	394,017	311,672
47,777	Brookfield Corp. [2]	1,907,537	1,503,064

		3,076,274	2,382,290

	Financial Exchanges & Data (11.63%)
8,969	CME Group, Inc.	1,707,478	1,508,227
3,581	Moody’s Corp.	848,130	997,738
3,256	MSCI, Inc.	1,487,540	1,514,594
5,566	S&P Global, Inc.	1,557,487	1,864,276

		5,600,635	5,884,835

	Property & Casualty Insurance (4.91%)
39,612	Arch Capital Group Ltd. [1,2]	1,613,307	2,486,841

Total Financials		10,290,216	10,753,966

Health Care (15.82%)
	Life Sciences Tools & Services (10.98%)
4,745	Agilent Technologies, Inc.	568,932	710,089
8,096	Danaher Corp.	1,765,474	2,148,840
472	Mettler-Toledo International, Inc. [1]	513,317	682,253
3,664	Thermo Fisher Scientific, Inc.	1,731,228	2,017,728

		4,578,951	5,558,910

	Managed Health Care (4.84%)
4,616	UnitedHealth Group, Incorporated	1,783,929	2,447,311

Total Health Care		6,362,880	8,006,221

Industrials (3.17%)
	Aerospace & Defense (3.17%)
13,404	HEICO Corp., Cl A	1,540,134	1,606,470

Shares		Cost	Value
Common Stocks (continued)
Information Technology (39.11%)
	Application Software (6.05%)
2,966	Adobe, Inc. [1]	$958,234	$998,148
5,307	Intuit, Inc.	2,260,412	2,065,590

		3,218,646	3,063,738

	Data Processing & Outsourced Services (9.02%)
6,027	MasterCard Incorporated, Cl A	1,910,723	2,095,769
11,892	Visa, Inc., Cl A	2,578,101	2,470,682

		4,488,824	4,566,451

	Electronic Manufacturing Services (1.53%)
6,761	TE Connectivity Ltd. [2]	853,614	776,163

	IT Consulting & Other Services (4.66%)
8,828	Accenture plc, Cl A [2]	2,435,590	2,355,664

	Semiconductors (9.53%)
4,662	Monolithic Power Systems, Inc.	1,786,178	1,648,530
12,169	NVIDIA Corp.	1,764,347	1,778,377
8,432	Texas Instruments, Inc.	1,446,702	1,393,135

		4,997,227	4,820,042

	Systems Software (8.32%)
17,559	Microsoft Corporation	3,961,519	4,210,999

Total Information Technology		19,955,420	19,793,057

Total Common Stocks		47,904,663	48,809,402

Principal Amount
Short Term Investments (6.57%)
$3,322,309	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/30/2022, 3.85% due 1/3/2023; Proceeds at maturity $3,323,731; (Fully Collateralized by $3,530,300 U.S. Treasury Note, 3.25% due 6/30/2029 Market value – $3,388,813) [3]	3,322,309	3,322,309

Total Investments (103.01%)		$51,226,972	52,131,711

Liabilities Less Cash and Other Assets (-3.01%)			(1,522,705)

Net Assets			$50,609,006

Retail Shares (Equivalent to $15.35 per share based on 540,915 shares outstanding)			$8,300,483

Institutional Shares (Equivalent to $15.53 per share based on 2,489,422 shares outstanding)			$38,650,938

R6 Shares (Equivalent to $15.53 per share based on 235,557 shares outstanding)			$3,657,585

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Funds	December 31, 2022

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987, and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The Trust currently offers seven series (individually, a “Fund” and collectively, the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund.

The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Durable Advantage Fund seeks capital appreciation through long-term investments primarily in securities of large-sized companies.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms, or other platforms. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans, and Taft-Hartley multi-employer pension plans) (collectively, "Qualified Plans"), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with BAMCO, Inc. (the “Adviser”), and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. There is no minimum initial investment for Qualified Plans. All other R6 eligible investors must meet a minimum initial investment of at least $5 million per Fund. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Funds’ share prices or net asset values (“NAV”) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the “NAV Calculation Time”)) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using “fair value” pricing may include, but are not limited to: trading of the security has been halted or suspended; or the security has not been traded for an extended period of time. The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market.

Baron Funds	December 31, 2022

U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. The Board has designated the Adviser as the Funds’ valuation designee to perform fair value determinations, subject to Board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act, which requires a fund to fair value when market quotations are not readily available. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and rescinded previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds adopted a valuation policy conforming to the new rules, effective September 8, 2022, and there was no material impact to the Funds.

b) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

c) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

The Funds did not have any securities on loan at December 31, 2022.

d) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Funds’ investments in repurchase agreements at December 31, 2022, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Schedule of Investments.

Baron Funds	December 31, 2022

e) Master Limited Partnerships. The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

f) Special Purpose Acquisition Company. The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering (“IPO”), via a private placement or a secondary market transaction. A SPAC is typically a publicly traded company that raises investment capital via an IPO for the purpose of acquiring the equity securities of one or more existing companies via merger, combination, acquisition or other similar transactions. To the extent the SPAC is invested in cash or similar securities, this may negatively affect a Fund’s performance if the Fund is invested in the SPAC during such period. There is no guarantee that the SPACs will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. These transactions will require the approval of the respective shareholders and are subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the SPAC’s acquisition may not close and, to the extent a Fund had committed to participate in a private placement (i.e., PIPE transaction), the Fund will no longer be obligated to fulfill its commitment.

g) Private Investment in Public Equity. The Funds may acquire equity securities of an issuer that are issued through a PIPE transaction, including through commitments to purchase securities on a when-issued basis. A Fund will generally earmark an amount of cash or high quality securities equal to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company in a private placement transaction, including securities issued by a SPAC, typically at a discount to the market price of the company’s securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of a Fund’s investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restriction can last an uncertain amount of time and may be many months. Until the public registration process is completed, securities acquired via a PIPE are restricted as to resale and a Fund cannot freely trade the securities. Generally, such restrictions cause these securities to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect. Publicly traded securities acquired via a PIPE transaction are typically valued at a discount to the market price of an issuer’s common stock and classified as Level 2 or Level 3 in the fair value hierarchy depending on the significance of the unobservable inputs. Discounts are applied due to certain trading restrictions imposed or a lack of marketability preceding the conversion to publicly traded securities. The primary inputs used in determining the discount are the length of the lock-up time period and volatility of the underlying security.

As of December 31, 2022, none of the Funds had commitments to purchase when-issued securities through PIPE transactions with SPACs.

3. RESTRICTED SECURITIES

At December 31, 2022, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of the Liquidity Rule governing classification of portfolio securities. The Funds may receive more or less than this valuation in an actual sale and that difference could be material.

At December 31, 2022, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
StubHub Holdings, Inc.	12/22/2021	$22,138,584
Private Preferred Stocks
Space Exploration Technologies Corp.	8/4/2020	70,839,647

Total Restricted Securities		$92,978,231

(Cost $76,000,501)† (2.14% of Net Assets)

†	See Schedules of Investments for cost of individual securities.

Baron Funds	December 31, 2022

3. RESTRICTED SECURITIES (Continued)

	Baron Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Convertible Preferred Stocks
Farmers Business Network, Inc.	7/31/2020-9/15/2021	$17,573,181
Northvolt AB	9/21/2020	15,099,241

Total Restricted Securities		$32,672,422

(Cost $25,674,991)† (0.48% of Net Assets)

	Baron Opportunity Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
GM Cruise Holdings LLC	5/19/2022	$81,101
Space Exploration Technologies Corp.	3/25/2021	10,071,503
X Holdings I, Inc.	5/4/2022	3,510,150
Private Convertible Preferred Stocks
Farmers Business Network, Inc.	7/31/2020	7,875,817
Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	6,420,292
Space Exploration Technologies Corp.	8/4/2020	13,623,122

Total Restricted Securities		$41,581,985

(Cost $30,388,131)† (5.45% of Net Assets)

	Baron Fifth Avenue Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	3/25/2021-12/3/2021	$3,940,767
Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	3,205,577

Total Restricted Securities		$7,146,344

(Cost $6,012,083)† (2.17% of Net Assets)

†	See Schedules of Investments for cost of individual securities.

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•

Level 2 – prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

Baron Funds	December 31, 2022

4. FAIR VALUE MEASUREMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of December 31, 2022 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$4,192,247,141	$—	$—	$4,192,247,141
Private Common Stocks	—	—	22,138,584	22,138,584
Private Preferred Stocks	—	—	70,839,647	70,839,647
Short Term Investments	—	52,506,487	—	52,506,487

Total Investments	$4,192,247,141	$52,506,487	$92,978,231	$4,337,731,859

	Baron Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$6,876,676,758	$18,851,247	$—	$6,895,528,005
Private Convertible Preferred Stocks†	—	—	32,672,422	32,672,422
Warrants	120,644	—	—	120,644

Total Investments	$6,876,797,402	$18,851,247	$32,672,422	$6,928,321,071

	Baron Small Cap Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,740,062,390	$32,150,215	$—	$3,772,212,605
Short Term Investments	—	161,373,364	—	161,373,364

Total Investments	$3,740,062,390	$193,523,579	$—	$3,933,585,969

†	See Schedules of Investments for additional detailed categorizations.

Baron Funds	December 31, 2022

	Baron Opportunity Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$710,524,501	$4,164,747	$—	$714,689,248
Private Common Stocks†	—	—	13,662,754	13,662,754
Private Convertible Preferred Stocks	—	—	7,875,817	7,875,817
Private Preferred Stocks†	—	—	20,043,414	20,043,414

Total Investments	$710,524,501	$4,164,747	$41,581,985	$756,271,233

	Baron Fifth Avenue Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$314,230,828	$8,637,685	$—	$322,868,513
Private Common Stocks	—	—	3,940,767	3,940,767
Private Preferred Stocks	—	—	3,205,577	3,205,577

Total Investments	$314,230,828	$8,637,685	$7,146,344	$330,014,857

	Baron Discovery Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,088,075,802	$9,717,628	$—	$1,097,793,430
Short Term Investments	—	46,009,562	—	46,009,562

Total Investments	$1,088,075,802	$55,727,190	$—	$1,143,802,992

	Baron Durable Advantage Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$48,809,402	$—	$—	$48,809,402
Short Term Investments	—	3,322,309	—	3,322,309

Total Investments	$48,809,402	$3,322,309	$—	$52,131,711

†	See Schedules of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund
Investments in Securities	Balance as of September 30, 2022	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2022	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2022
Private Common Stocks
Consumer Discretionary	$24,543,535	$—	$—	$(2,404,951)	$—	$—	$—	$—	$22,138,584	$(2,404,951)
Private Preferred Stocks
Industrials	57,790,702	—	—	13,048,945	—	—	—	—	70,839,647	13,048,945

Total	$82,334,237	$—	$—	$10,643,994	$—	$—	$—	$—	$92,978,231	$10,643,994

Baron Funds	December 31, 2022

	Baron Growth Fund
Investments in Securities	Balance as of September 30, 2022	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2022	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2022
Private Convertible Preferred Stocks
Industrials	$17,811,468	$—	$—	$(2,712,227)	$—	$—	$—	$—	$15,099,241	$(2,712,227)
Materials	13,626,318	—	—	3,946,863	—	—	—	—	17,573,181	3,946,863

Total	$31,437,786	$—	$—	$1,234,636	$—	$—	$—	$—	$32,672,422	$1,234,636

	Baron Opportunity Fund
Investments in Securities	Balance as of September 30, 2022	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2022	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2022
Private Common Stocks
Communication Services	$—	$—	$—	$(1,489,850)	$5,000,000	$—	$—	$—	$3,510,150	$(1,489,850)
Industrials	8,306,035	—	—	1,846,569	—	—	—	—	10,152,604	1,846,569
Private Convertible Preferred Stocks
Materials	7,009,499	—	—	866,318	—	—	—	—	7,875,817	866,318
Private Preferred Stocks
Industrials	18,105,267	—	—	1,938,147	—	—	—	—	20,043,414	1,938,147

Total	$33,420,801	$—	$—	$3,161,184	$5,000,000	$—	$—	$—	$41,581,985	$3,161,184

Unfunded Commitments	$(13,122)	$—	$—	$13,122	$—	$—	$—	$—	$—	$—

	Baron Fifth Avenue Growth Fund
Investments in Securities	Balance as of September 30, 2022	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2022	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2022
Private Common Stocks
Industrials	$3,214,862	$—	$—	$725,905	$—	$—	$—	$—	$3,940,767	$725,905
Private Preferred Stocks
Industrials	3,490,813	—	—	(285,236)	—	—	—	—	3,205,577	(285,236)

Total	$6,705,675	$—	$—	$440,669	$—	$—	$—	$—	$7,146,344	$440,669

Baron Funds	December 31, 2022

Unobservable valuation inputs developed by the Adviser for significant (greater than 1% of net assets) Level 3 investments as of December 31, 2022 were as follows:

Baron Asset Fund

Sector	Company	Fair Value as of December 31, 2022	Valuation Technique	Unobservable Input	Weighted Average used on December 31, 2022	Range used on December 31, 2022

Private Common Stocks: Consumer Discretionary	StubHub Holdings, Inc.	$22,138,584	Combination of recent transaction, current value via comparable companies, option- pricing, and scenario analysis methods	Change in the composite equity index of comparable companies	(0.25)%	(2.36)% –0.97%
				Discount for lack of marketability	16.27%	13.91% – 17.06%
				Estimated volatility of the returns of equity[1]	59.78%	42.46% – 77.08%
				Scenario Probabilities: Scenario A / Scenario B / Scenario C 2	90% / 9% / 1%	1% – 90%
Private Preferred Stocks: Industrials	Space Exploration Technology Corp.	$70,839,647	Combination of recent transaction, current value via comparable companies, and option-pricing methods	Discount for lack of marketability	4.46%	4.46%
				Estimated volatility of the returns of equity [3]	39.04%	23.50% – 63.98%

Baron Opportunity Fund

Sector	Company	Fair Value as of December 31, 2022	Valuation Technique	Unobservable Input	Weighted Average used on December 31, 2022	Range used on December 31, 2022
Private Common Stocks: Communication Services	X Holdings, Inc.	$3,510,150	Combination of recent transaction, current value via comparable companies, and option-pricing methods	Change in the composite equity index of comparable companies	1.29%	(0.25)% – 1.93%
				Discount for lack of marketability	32.82%	32.82%
				Estimated volatility of the returns of equity [3]	72.77%	34.37% – 88.83%
Private Common Stocks: Industrials	GM Cruise Holdings	$81,101	Combination of recent transaction, current value via comparable companies, option-pricing, and scenario analysis methods	Change in the composite equity index of comparable companies	(0.35)%	(2.40)% – 1.57%
				Discount for lack of marketability	13.29%	13.29%
				Estimated volatility of the returns of equity [5]	40.44%	31.69% – 89.00%
				Scenario Probabilities: Scenario A / Scenario B [4]	70% / 30%	30% – 70%
Private Common and Preferred Stocks: Industrials	Space Exploration Technology Corp.	$23,694,625	Combination of recent transaction, current value via comparable companies, and option-pricing methods	Discount for lack of marketability	4.46%	4.46%
				Estimated volatility of the returns of equity [3]	39.04%	23.50% – 63.98%

Private Convertible Preferred Stocks: Materials	Farmers Business Network Inc.	$7,875,817	Combination of recent transaction, current value via comparable companies, option- pricing, and scenario analysis methods	Change in the composite equity index of comparable companies	(0.25)%	(2.36)% –6.52%
				Discount for lack of marketability	16.56%	16.56%
				Estimated volatility of the returns of equity [3]	63.66%	28.22% –154.49%
				Scenario Probabilities: Scenario A / Scenario B 4	90% / 10%	10% – 90%

See footnotes on next page.

Baron Funds	December 31, 2022

Baron Fifth Avenue Growth Fund

Sector	Company	Fair Value as of December 31, 2022	Valuation Technique	Unobservable Input	Weighted Average used on December 31, 2022	Range used on December 31, 2022
Private Common Stocks: Industrials	Space Exploration Technologies Corp.	$3,940,767	Combination of recent transaction, current value via comparable companies, and option-pricing methods	Discount for lack of marketability	4.46%	4.46%
				Estimated volatility of the returns of equity [3]	39.04%	23.50% – 63.98%
Private Preferred Stocks: Industrials	GM Cruise Holdings	$3,205,577	Combination of recent transaction, current value via comparable companies, option-pricing, and scenario analysis methods	Change in the composite equity index of comparable companies	(0.35)%	(2.40)% – 1.57%
				Discount for lack of marketability	13.29%	13.29%
				Estimated volatility of the returns of equity [5]	40.44%	31.69% – 89.00%
				Scenario Probabilities: Scenario A / Scenario B4	70% / 30%	30% – 70%

1)	The volatility was calculated as a weighted-average of the volatilities of the individual comparable companies. Some companies have a higher weight in the calculation than others.
2)	Scenario A represents a Direct Listing/ IPO Event, Scenario B represents an Other Sale Event, and Scenario C represents a Liquidation Event.
3)

The volatility was calculated as a weighted-average of the volatilities of several groups of comparable companies with different industry focus. Each group’s volatility was calculated as the simple average volatilities of comparable companies in the group.

4)	Scenario A represents an IPO Event, while Scenario B represents a Liquidation/M&A Event.
5)	The volatility was calculated as a weighted-average of the volatilities of the individual comparable companies and an ETF. Some companies have a higher weight in the calculation than others.

A significant change in the EV/EBITDA multiple ratio may result in a directionally similar significant change in the fair value measurement, while a significant change in the discount for lack of marketability and equity index of comparable companies may not result in a materially higher or lower fair value measurement.

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of December 31, 2022, the components of net assets on a tax basis were as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Cost of investments	$1,383,149,011	$1,155,099,023	$2,357,987,857	$504,711,283	$269,710,295	$1,204,254,267	$51,226,972
Gross tax unrealized appreciation	$3,024,752,413	$5,789,103,542	$1,754,508,382	$262,764,604	$104,389,940	$201,297,080	$3,807,092
Gross tax unrealized depreciation	(70,169,565)	(15,881,494)	(178,910,270)	(11,204,654)	(44,085,378)	(261,748,355)	(2,902,353)

Net unrealized appreciation (depreciation)	$2,954,582,848	$5,773,222,048	$1,575,598,112	$251,559,950	$60,304,562	$(60,451,275)	$904,739

6. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON GROWTH FUND

Name of Issuer	Value at September 30, 2022	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at December 31, 2022	Value at December 31, 2022	% of Net Assets at December 31, 2022
“Affiliated” Company as of December 31, 2022:
Choice Hotels International, Inc.	$325,822,000	$—	$1,219,336	$8,360,953	$1,013,983	$704,188	2,965,000	$333,977,600	4.87%
Iridium Communications, Inc.	350,523,000	—	525,623	55,096,464	452,159	—	7,890,000	405,546,000	5.92%

	$676,345,000	$—	$1,744,959	$63,457,417	$1,466,142	$704,188		$739,523,600

[1]

An “Affiliated” company (“affiliated person” as defined in the 1940 Act), is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the three months ended December 31, 2022.